Financial Instruments - Disclosure of Financial Instruments at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Current assets	R$ 1,534,471	R$ 1,531,036
Non-current assets	151,615	140,824
Mutual funds [Member]
Disclosure of financial assets [line items]
Non-current assets	19,958	9,919
Private markets funds [member]
Disclosure of financial assets [line items]
Non-current assets	29,294	30,189
Real estate investments [Member]
Disclosure of financial assets [line items]
Non-current assets	100,773	99,341
Other financial assets [Member]
Disclosure of financial assets [line items]
Non-current assets	1,590	1,375
Mutual funds [Member]
Disclosure of financial assets [line items]
Current assets	1,523,998	1,519,524
Derivative financial assets [Member]
Disclosure of financial assets [line items]
Current assets	10,219	5,647
Real estate investments [Member]
Disclosure of financial assets [line items]
Current assets	0	2,923
Listed equity securities [Member]
Disclosure of financial assets [line items]
Current assets	116	2,836
Other financial assets [Member]
Disclosure of financial assets [line items]
Current assets	R$ 138	R$ 106